Other Comprehensive Loss - Components of Accumulated Other Comprehensive Loss (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Unrealized gains (losses) on available-for-sale securities, tax benefit	$ 12	$ 3
Unrealized gains (losses) on available-for-sale securities, tax expense			$ 3
Foreign currency translation adjustments, income tax benefit	16	2
Foreign currency translation adjustments, income tax expense			6
Defined benefit plans, income tax benefit			16
Defined benefit plans, income tax expense	11	20
Change in fair value of derivative instruments, income tax benefit			15
Change in fair value of derivative instruments, income tax expense	1
Defined benefit plans, benefit reclassified into operations from other comprehensive income	2	7	6
Interest expense on derivative instruments, benefit reclassified into operations from other comprehensive income	$ 1	$ 8	$ 5